UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/11

Item 1. Reports to Stockholders.

FRANKLIN

GLOBAL REAL ESTATE FUND

 1

Annual Report

Franklin Global Real Estate Fund

Your Fund’s Goal and Main Investments: Franklin Global Real Estate Fund seeks high total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including mainly real estate investment trusts (REITs) and REIT-like entities.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Franklin Global Real Estate Fund covers the fiscal year ended July 31, 2011.

Performance Overview

Franklin Global Real Estate Fund – Class A delivered a cumulative total return of +18.98% for the 12 months under review. The Fund underperformed the +22.56% total return of its new benchmark, the FTSE® EPRA/NAREIT Developed Index, which measures global real estate markets in North America, Europe and Asia.2 The Fund also underperformed the +25.44% of its previous benchmark, the Standard & Poor’s® (S&P®) Global REIT Index, which measures performance of global real estate equities.2 The FTSE EPRA/NAREIT Developed Index replaced the S&P Global REIT Index as the Fund’s benchmark because we believe the new index better reflects the Fund’s portfolio composition. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in “equity” REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. FTSE® is a trademark of London Stock Exchange Plc and The Financial Times Limited. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Annual Report | 3

Economic and Market Overview

The global economy expanded despite geopolitical and inflationary pressures during the 12-month period ended July 31, 2011. The growth rate was uneven, with emerging economies growing faster than developed economies. Global manufacturing and service sector growth slowed as high commodity prices reduced purchasing power. At period-end, while the U.S. manufacturing sector grew at the slowest rate in two years, U.S. non-manufacturing output grew at the fastest rate in four months and drove global service sector growth.

The U.S. financial system continued to heal, but the country still faced persistent unemployment, housing market weakness and massive debt. The U.S. Federal Reserve Board (Fed) cut its growth forecast for the world’s largest economy as manufacturing growth slowed globally. Some observers attributed the slow growth to Japan’s earthquake and its aftermath, high commodity prices and a fading inventory restocking cycle. Monetary policy tightening in most parts of the world also inhibited growth and cooled the commodities rally. Inflation rose across much of the world but stayed relatively contained in the U.S. While many central banks raised interest rates to control inflation, the Fed maintained its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Corporate profit strength and favorable economic prospects in some regions of the world supported equities. Global stock markets posted strong returns during the 12-month period, but positive momentum from the first nine months of the period waned as investors weathered oil supply disruptions due to revolutions and civil unrest in the Middle East and North Africa as well as the multiple crises triggered by Japan’s earthquake and tsunami. Also weighing on investor sentiment were sovereign debt worries and credit downgrades in Europe and, at period-end, the political stalemate in raising the U.S. debt ceiling by August 2, 2011, and the possibility of a U.S. debt default and credit downgrade.

Shortly after the reporting period ended, the U.S. raised its debt ceiling and avoided default. However, independent credit rating agency Standard & Poor’s (S&P) lowered the U.S. long-term rating to AA+ from AAA, citing political risks and rising debt. Extreme volatility roiled global markets as investors considered the possibility of another recession. The Fed on August 9 announced it would keep the federal funds target rate at 0.00% to 0.25% until mid-2013 to promote ongoing economic recovery. Despite political and economic headwinds, the U.S. economy continued to recover albeit at a slower pace than some anticipated.

4 | Annual Report

Most global real estate markets rose during the reporting period as real estate securities in many countries benefited from relatively strong investment markets, corporate optimism and solid price growth across multiple markets. According to the FTSE EPRA/NAREIT Developed Index, in U.S. dollar terms, Switzerland, Sweden and New Zealand led developed country real estate markets. Other markets that posted strong results included Austria, Finland and Norway. Only two developed markets represented in the index lost value, Spain and Greece.

Investment Strategy

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use forward currency exchange contracts from time to time to help manage currency risk and the Fund’s exposure to various currencies.

Manager’s Discussion

During the 12 months under review, significant contributors to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index included new positions in Chinese property companies China Overseas Land & Investment (COLI) and Evergrande Real Estate Group3 and an overweighted position in U.S.-based industrial REIT Prologis. Both COLI, China’s largest property developer by market value, and Evergrande added significantly to the Fund’s absolute and relative returns as their share prices surged due to strong sales growth and attractive valuations. Despite interest rate increases by the People’s Bank of China during the period, the two companies generated robust earnings by focusing new projects in smaller Chinese cities and not concentrating solely on the high-end sector in larger cities where housing prices have soared. In our view, COLI and Evergrande may be better positioned than their peers in China’s credit tightening environment because of their larger exposure to second- and

3. This holding is not an index component.

What is a forward currency exchange contract?

A forward currency exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Annual Report | 5

third-tier Chinese cities, which generally have stronger sales volume growth than higher priced, first-tier cities. Prologis, which owns properties in the U.S., Europe and Asia, outperformed due to increasing tenant demand for distribution facilities.

Significant detractors from relative Fund performance included Japanese property companies Mitsui Fudosan and Mitsubishi Estate and a new position in Hong Kong-based diversified real estate company Hang Lung Properties. Share prices of Mitsui Fudosan and Mitsubishi Estate were pressured following Japan’s major earthquake and tsunami due to investor concerns about the country’s economy and a delayed recovery in office space demand. However, these developers’ shares rallied late in the 12-month period as fundamentals recovered due to strong condominium sales and rising demand for new, large-scale buildings. The Funds’ underweighting in these two companies hindered relative results. Hang Lung Properties generated robust profits from its core business, property leasing in Hong Kong and mainland China, but the company’s shares lost value mainly due to concerns about the impact of rising mortgage interest rates on property sales.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s substantial investment in securities denominated in currencies with non-U.S. exposure. However, one cannot expect the same result in future periods.

6 | Annual Report

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Real Estate Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 7/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class of the Fund do not exceed 1.05% (other than certain nonroutine expenses) until 11/30/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.35%; C: 2.05%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Annual Report | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

# Franklin Global Trust

## Statement of Investments, July 31, 2011

| Franklin Global Real Estate Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks 97.2%** | | | |
| **Diversified Real Estate Activities 13.5%** | | | |
| City Developments Ltd. | Singapore | 17,460 | $ 153,157 |
| Hang Lung Properties Ltd. | Hong Kong | 422,790 | 1,562,273 |
| Mitsubishi Estate Co. Ltd. | Japan | 153,290 | 2,757,208 |
| Mitsui Fudosan Co. Ltd. | Japan | 157,410 | 3,005,202 |
| Sun Hung Kai Properties Ltd. | Hong Kong | 248,960 | 3,788,383 |
| The Wharf Holdings Ltd. | Hong Kong | 227,200 | 1,665,958 |
| | | | 12,932,181 |
| **Diversified REITs 11.2%** | | | |
| American Assets Trust Inc. | United States | 20,990 | 461,570 |
| British Land Co. PLC | United Kingdom | 150,733 | 1,446,837 |
| Canadian REIT | Canada | 16,460 | 574,851 |
| Colonial Properties Trust | United States | 37,240 | 802,522 |
| GPT Group | Australia | 316,433 | 1,046,662 |
| H&R REIT | Canada | 40,630 | 934,214 |
| Kenedix Realty Investment Corp. | Japan | 158 | 590,151 |
| Land Securities Group PLC | United Kingdom | 135,557 | 1,901,962 |
| Liberty Property Trust | United States | 10,300 | 349,788 |
| Shaftesbury PLC | United Kingdom | 45,470 | 381,592 |
| Stockland | Australia | 110,556 | 370,544 |
| Vornado Realty Trust | United States | 20,581 | 1,925,353 |
| | | | 10,786,046 |
| **Hotels, Resorts & Cruise Lines 1.2%** | | | |
| [a]Hyatt Hotels Corp. | United States | 8,230 | 319,242 |
| Starwood Hotels & Resorts Worldwide Inc. | United States | 14,440 | 793,622 |
| | | | 1,112,864 |
| **Industrial REITs 5.3%** | | | |
| Ascendas REIT | Singapore | 218,070 | 369,533 |
| Goodman Group | Australia | 1,648,869 | 1,232,121 |
| Japan Logistics Fund Inc. | Japan | 46 | 419,079 |
| Mapletree Logistics Trust | Singapore | 306,320 | 234,094 |
| [b]Mapletree Logistics Trust, 144A | Singapore | 202,900 | 155,059 |
| Prologis Inc. | United States | 76,444 | 2,723,700 |
| | | | 5,133,586 |
| **Office REITs 11.8%** | | | |
| Alexandria Real Estate Equities Inc. | United States | 12,350 | 1,012,700 |
| Boston Properties Inc. | United States | 25,520 | 2,739,827 |
| CapitaCommercial Trust | Singapore | 765,350 | 896,410 |
| Champion REIT | Hong Kong | 1,146,713 | 632,649 |
| Commonwealth Property Office Fund | Australia | 388,129 | 405,189 |
| Derwent London PLC | United Kingdom | 11,390 | 335,699 |
| Douglas Emmett Inc. | United States | 13,380 | 267,600 |
| Great Portland Estates PLC | United Kingdom | 120,725 | 824,883 |
| Highwoods Properties Inc. | United States | 14,100 | 485,463 |
| Investa Office Fund | Australia | 607,759 | 427,435 |
| Japan Real Estate Investment Co. | Japan | 94 | 944,337 |

Annual Report | 17

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Global Real Estate Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks (continued)** | | | |
| **Office REITs (continued)** | | | |
| Kilroy Realty Corp. | United States | 20,890 | $ 805,936 |
| Lexington Realty Trust | United States | 24,800 | 208,320 |
| Silic | France | 2,720 | 353,623 |
| SL Green Realty Corp. | United States | 12,150 | 996,543 |
| | | | 11,336,614 |
| **Real Estate Development 4.0%** | | | |
| Agile Property Holdings Ltd. | China | 260,590 | 421,277 |
| China Overseas Land & Investment Ltd. | Hong Kong | 238,340 | 532,703 |
| Evergrande Real Estate Group Ltd. | China | 741,030 | 556,200 |
| Keppel Land Ltd. | Singapore | 246,900 | 785,502 |
| KWG Property Holdings Ltd. | China | 568,260 | 398,088 |
| Shimao Property Holdings Ltd. | China | 910 | 1,198 |
| Sino Land Co. Ltd. | Hong Kong | 253,110 | 429,319 |
| Soho China Ltd. | China | 577,430 | 523,051 |
| [a]Sunac China Holdings Ltd. | China | 620,000 | 208,417 |
| | | | 3,855,755 |
| **Real Estate Operating Companies 6.6%** | | | |
| Brookfield Office Properties Inc. | Canada | 49,890 | 947,675 |
| Deutsche Euroshop AG | Germany | 5,930 | 226,469 |
| Fastighets AB Hufvudstaden, A | Sweden | 78,180 | 878,029 |
| [a]Forest City Enterprises Inc., A | United States | 13,340 | 240,253 |
| [a,b]Global Logistic Properties Ltd., 144A | Singapore | 355,930 | 597,233 |
| Hongkong Land Holdings Ltd. | Hong Kong | 187,530 | 1,260,202 |
| Hysan Development Co. Ltd. | Hong Kong | 240,720 | 1,128,857 |
| PSP Swiss Property AG | Switzerland | 7,150 | 724,074 |
| Sponda OYJ | Finland | 53,250 | 293,909 |
| | | | 6,296,701 |
| **Residential REITs 8.9%** | | | |
| American Campus Communities Inc. | United States | 17,900 | 666,238 |
| AvalonBay Communities Inc. | United States | 9,664 | 1,296,812 |
| Boardwalk REIT | Canada | 12,150 | 636,683 |
| BRE Properties Inc. | United States | 4,640 | 243,507 |
| Camden Property Trust | United States | 13,990 | 938,309 |
| Equity Lifestyle Properties Inc. | United States | 4,300 | 280,188 |
| Equity Residential | United States | 39,000 | 2,410,980 |
| Essex Property Trust Inc. | United States | 7,410 | 1,040,068 |
| Nippon Accommodations Fund Inc. | Japan | 58 | 450,010 |
| UDR Inc. | United States | 20,427 | 537,434 |
| | | | 8,500,229 |
| **Retail REITs 25.0%** | | | |
| CFS Retail Property Trust | Australia | 123,281 | 234,369 |
| Charter Hall Retail REIT | Australia | 160,819 | 551,379 |
| Corio NV | Netherlands | 13,765 | 842,154 |
| Developers Diversified Realty Corp. | United States | 47,224 | 689,943 |
| Eurocommercial Properties NV | Netherlands | 12,720 | 609,375 |

18 | Annual Report

Annual Report | 19

See Abbreviations on page 34.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2011, the aggregate value of these securities was $752,292, representing 0.78% of net assets.

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Global Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

July 31, 2011

	Franklin Global Real Estate Fund
Class A:	
Net assets, at value	$ 57,140,837
Shares outstanding	7,923,326
Net asset value per share[a]	$7.21
Maximum offering price per share (net asset value per share ÷ 94.25%)	$7.65
Class C:	
Net assets, at value	$ 11,834,591
Shares outstanding	1,650,969
Net asset value and maximum offering price per share[a]	$7.17
Advisor Class:	
Net assets, at value	$ 27,074,444
Shares outstanding	3,743,328
Net asset value and maximum offering price per share	$7.23

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

Franklin Global Real Estate Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the

Annual Report | 25

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

26 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of July 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Annual Report | 29

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

30 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

For the year ended July 31, 2011, the Fund paid transfer agent fees of $146,214, of which $82,239 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.05% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2011, the custodian fees were reduced as noted in the Statement of Operations.

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

5. INCOME TAXES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

The tax character of distributions paid during the years ended July 31, 2011 and 2010, was as follows:

At July 31, 2011, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2011, aggregated $66,873,233 and $40,870,055, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2011, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 33

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

REIT - Real Estate Investment Trust

34 | Annual Report

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

Franklin Global Real Estate Fund

To the Board of Trustees and Shareholders of Franklin Global Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Global Real Estate Fund, (one of the funds constituting Franklin Global Trust, hereafter referred to as the “Fund”) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2011

Annual Report | 35

Franklin Global Trust

Tax Designation (unaudited)

Franklin Global Real Estate Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $956,944 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

36 | Annual Report

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Annual Report | 39

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Principal Occupation During Past 5 Years:

President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Principal Occupation During Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

40 | Annual Report

Annual Report | 41

Franklin Global Trust

Shareholder Information

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust including Franklin Global Real Estate Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

42 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2010, and for additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional global real estate funds as selected by Lipper. The Fund had been in operation for only four full

Annual Report | 43

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

years at the date of the Lipper report, which showed the total return of the Fund’s Class A shares to be in the second-highest quintile of such performance universe in 2010, the lowest quintile of such universe in 2009, the second-highest quintile of such performance universe in 2008 and the second-lowest quintile of such universe in 2007. The Board has discussed with management steps being taken to improve the Fund’s investment performance including the appointment in 2010 of an additional portfolio manager, and was satisfied with the efforts being made by management to improve such performance, noting that the Fund’s return in 2010 exceeded 20% as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual investment management fee rates for the Fund were above the median of its Lipper expense group, but the actual total expense ratio of the Fund was in the lowest quintile of its expense group. The Board found the expenses of the Fund to be acceptable, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies

44 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund, based on its small asset size at December 31, 2010.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Annual Report | 45

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

46 | Annual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

# Franklin Global Real Estate Fund

**Investment Manager**
Franklin Templeton Institutional, LLC

**Distributor**
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

**Shareholder Services**
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

495 A 09/11

FRANKLIN

LARGE CAP EQUITY FUND

| 1

Annual Report

Franklin Large Cap Equity Fund

Your Fund’s Goal and Main Investments: Franklin Large Cap Equity Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in equity securities of large capitalization companies with market capitalizations within the top 50% of companies in the Russell 1000® Index, or of more than $5 billion, at the time of purchase.1 The Fund attempts to keep taxable capital gains distributions relatively low.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Large Cap Equity Fund’s annual report for the period ended July 31, 2011.

Performance Overview

Franklin Large Cap Equity Fund – Class A delivered a +24.35% cumulative total return for the 12 months ended July 31, 2011. The Fund outperformed the +19.65% total return of its benchmark, the Standard & Poor’s 500® Index (S&P 500®), which is a broad measure of U.S. stock performance.2 You can find other Fund performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The global economy expanded despite geopolitical and inflationary pressures during the 12-month period ended July 31, 2011. The growth rate was uneven, with emerging economies growing faster than developed economies. Global manufacturing and service sector growth slowed as high commodity prices reduced purchasing power. At period-end, while the U.S. manufacturing sector grew at the slowest rate in two years, U.S. non-manufacturing output grew at the fastest rate in four months and drove global service sector growth.

1. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represent the majority of the U.S. market’s total capitalization. Russell 1000® and Russell 3000® are registered trademarks of the Frank Russell Company.

2. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Annual Report | 3

The U.S. financial system continued to heal, but the country still faced persistent unemployment, housing market weakness and massive debt. The U.S. Federal Reserve Board (Fed) cut its growth forecast for the world’s largest economy as manufacturing growth slowed globally. Some observers attributed the slow growth to Japan’s earthquake and its aftermath, high commodity prices and a fading inventory restocking cycle. Monetary policy tightening in most parts of the world also inhibited growth and cooled the commodities rally. Inflation rose across much of the world but stayed relatively contained in the U.S. While many central banks raised interest rates to control inflation, the Fed maintained its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Corporate profit strength and favorable economic prospects in some regions of the world supported equities. Global stock markets posted strong returns during the 12-month period, but positive momentum from the first nine months of the period waned as investors weathered oil supply disruptions due to revolutions and civil unrest in the Middle East and North Africa as well as the multiple crises triggered by Japan’s earthquake and tsunami. Also weighing on investor sentiment were sovereign debt worries and credit downgrades in Europe and, at period-end, the political stalemate in raising the U.S. debt ceiling by August 2, 2011, and the possibility of a U.S. debt default and credit downgrade.

Shortly after the reporting period ended, the U.S. raised its debt ceiling and avoided default. However, independent credit rating agency Standard & Poor’s (S&P) lowered the U.S. long-term rating to AA+ from AAA, citing political risks and rising debt. Extreme volatility roiled global markets as investors considered the possibility of another recession. The Fed on August 9 announced it would keep the federal funds target rate at 0.00% to 0.25% until mid-2013 to promote ongoing economic recovery. Despite political and economic head-winds, the U.S. economy continued to recover albeit at a slower pace than some anticipated.

Investment Strategy

We are research-driven, fundamental investors pursuing a blend of growth and value strategies. We use a top-down analysis of macroeconomic trends, market sectors (with some attention to the sector weightings in the Fund’s comparative index) and industries combined with a bottom-up analysis of individual securities. In selecting investments for the Fund, we look for companies we believe are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We also consider the level of dividends a company has paid. We employ a thematic approach to identify sectors that

4 | Annual Report

may benefit from longer term dynamic growth. Within these sectors, we consider the basic financial and operating strength and quality of a company and company management. The Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors but have a good intermediate- or long-term outlook.

Manager’s Discussion

During the fiscal year under review, all sectors represented in the Fund’s portfolio contributed to absolute performance as the broad market delivered strong returns. Stock selection and overweighting in the consumer discretionary, information technology (IT) and materials sectors contributed significantly to the Fund’s performance relative to the S&P 500.3 Additionally, stock selection and underweighting in the financials sector, which underperformed other S&P 500 sectors during the period, and stock selection in the energy sector boosted relative results.4

In the consumer discretionary sector, major contributors to relative performance were automobile component manufacturer BorgWarner,5 South Korea’s largest automaker Hyundai Motor,5 and clothing designer and manufacturer Polo Ralph Lauren. BorgWarner generated better-than-expected earnings for four consecutive quarters and in July raised its full-year 2011 earnings guidance due to faster-than-expected recovery in Japan’s production and increased global demand for its powertrain technology. Hyundai Motor continued to improve production costs and recently reported robust second quarter 2011 earnings while expressing confidence of achieving its sales volume target for 2011. Polo Ralph Lauren generated strong sales in its own stores and in international markets due to global demand for men’s, women’s and children’s clothing and accessories.

MasterCard aided relative results in the IT sector as it benefited from improved debit and credit purchase volume and transaction growth. The global payment solutions company continued to deliver better-than-expected earnings and reiterated its earnings-per-share growth targets through 2013.

3. The consumer discretionary sector comprises auto components; automobiles; Internet and catalog retail; specialty retail; and textiles, apparel and luxury goods in the SOI. The IT sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; Internet software and services; IT services; semiconductors and semiconductor equipment; and software in the SOI. The materials sector comprises chemicals and metals and mining in the SOI.

4. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services and insurance in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

5. This holding is not a component of the S&P 500.

Annual Report | 5

6 | Annual Report

In the materials sector, key contributors included leading agricultural nutrients producer Mosaic5 and leading international mining group Rio Tinto,5 which benefited from the global commodities rally. Mosaic generated better-than-expected earnings for three consecutive quarters and, in our view, could continue to benefit from rising global prices for phosphate and potash, as well as reduced phosphate export volume from China. Rio Tinto gained from higher iron ore pricing and demonstrated its strong earnings growth prospects and balance sheet by increasing its existing stock buyback plan by $2 billion to $7 billion.

Our overweighted allocation to energy equipment and services companies National Oilwell Varco and Schlumberger in the energy sector aided the Fund’s relative results. National Oilwell Varco generated triple-digit returns during the period as it continued to produce strong quarterly earnings, with its second quarter 2011 earnings surpassing consensus estimates as its Rig Technology orders remained robust. Likewise, Schlumberger posted robust returns during the period and produced better-than-expected second quarter 2011 earnings because of healthy worldwide sales growth.

In contrast, stock selection in the health care sector detracted from relative performance despite the key support provided by Agilent Technologies, a technology leader in chemical analysis, life sciences, electronics and communications, which continually delivered better-than-expected quarterly earnings and raised its full-year 2011 earnings forecast due to high demand for its products.6 Teva Pharmaceutical Industries,5 the world’s largest generic drug maker, declined in value during the 12-month period. We maintained our Teva position at period-end given the new generic versions of major drugs in its pipeline and our assessment of its strong earnings growth potential. Shares of global biopharmaceutical company Celgene rose during the period, but our overweighted allocation hurt relative performance as the company’s returns lagged those of the health care sector. We continued to hold Celgene stock at period-end, largely because of the company’s market-share gains and strong sales and earnings growth.

Although our stock selection in the financials and consumer staples sectors benefited the Fund’s absolute and relative performance, there were some disappointments.7 Shares of Hudson City Bancorp declined after the federally chartered stock savings bank posted weaker-than-expected earnings for the fourth quarter of 2010 and a loss in the first quarter of 2011, and we sold it by period-end. Financial advisory and asset management firm Lazard,5 which we purchased during the period, declined in value along with most of the financials sector due to investor anxiety about the eurozone sovereign debt crisis and the

6. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.

7. The consumer staples sector comprises beverages, food products and personal products in the SOI.

possibility of a U.S. debt default and credit downgrade. Notwithstanding recent price volatility, we maintained the Lazard position at period-end due to the company’s strong balance sheet and its leading position in its two main businesses. Shares of China’s leading personal hygiene products and disposable diapers manufacturer Hengan International Group,5 which we purchased during the period, delivered flat returns and hurt relative results. However, we continued to hold the stock at period-end, as in our view, the company could be well positioned to benefit from China’s expanding middle class.

Thank you for your continued participation in Franklin Large Cap Equity Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Large Cap Equity Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 7/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or to assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 11/30/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Performance Summary (continued)

Endnotes

While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. There are special risks involved with significant exposure to a particular sector, including increased susceptibility related to economic, business, or other developments affecting that sector, which may result in increased volatility. The Fund’s investments in foreign company stocks involve special risks including currency fluctuations and political uncertainty. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2011 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.92%; R: 1.44%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Annual Report

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

# Franklin Global Trust

## Statement of Investments, July 31, 2011

| Franklin Large Cap Equity Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks 97.1%** | | | |
| **Aerospace & Defense 4.3%** | | | |
| Bombardier Inc., B | Canada | 248,700 | $ 1,504,434 |
| Precision Castparts Corp. | United States | 6,000 | 968,280 |
| United Technologies Corp. | United States | 18,300 | 1,515,972 |
| | | | 3,988,686 |
| **Air Freight & Logistics 1.6%** | | | |
| United Parcel Service Inc., B | United States | 20,700 | 1,432,854 |
| **Auto Components 3.8%** | | | |
| [a]BorgWarner Inc. | United States | 22,300 | 1,775,526 |
| Johnson Controls Inc. | United States | 47,700 | 1,762,515 |
| | | | 3,538,041 |
| **Automobiles 2.1%** | | | |
| [b]Hyundai Motor Co., GDR, Reg S | South Korea | 55,000 | 1,947,825 |
| **Beverages 3.4%** | | | |
| Diageo PLC, ADR | United Kingdom | 18,700 | 1,519,188 |
| PepsiCo Inc. | United States | 25,800 | 1,652,232 |
| | | | 3,171,420 |
| **Biotechnology 3.8%** | | | |
| [a]Celgene Corp. | United States | 15,800 | 936,940 |
| [a]Dendreon Corp. | United States | 36,600 | 1,350,540 |
| [a]Gilead Sciences Inc. | United States | 29,600 | 1,253,856 |
| | | | 3,541,336 |
| **Capital Markets 4.1%** | | | |
| BlackRock Inc. | United States | 7,700 | 1,374,142 |
| Lazard Ltd., A | United States | 45,600 | 1,532,160 |
| Morgan Stanley | United States | 39,400 | 876,650 |
| | | | 3,782,952 |
| **Chemicals 2.7%** | | | |
| Air Products and Chemicals Inc. | United States | 14,100 | 1,251,093 |
| The Mosaic Co. | United States | 17,600 | 1,244,672 |
| | | | 2,495,765 |
| **Commercial Banks 2.2%** | | | |
| Wells Fargo & Co. | United States | 71,100 | 1,986,534 |
| **Communications Equipment 2.0%** | | | |
| QUALCOMM Inc. | United States | 34,100 | 1,867,998 |
| **Computers & Peripherals 4.4%** | | | |
| [a]Apple Inc. | United States | 5,600 | 2,186,688 |
| [a]EMC Corp. | United States | 71,700 | 1,869,936 |
| | | | 4,056,624 |
| **Consumer Finance 1.6%** | | | |
| American Express Co. | United States | 28,800 | 1,441,152 |
| **Diversified Financial Services 1.8%** | | | |
| JPMorgan Chase & Co. | United States | 40,500 | 1,638,225 |

Annual Report | 19

Franklin Global Trust

Statement of Investments, July 31, 2011 *(continued)*

| Franklin Large Cap Equity Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks (continued)** | | | |
| **Electrical Equipment 1.4%** | | | |
| Emerson Electric Co. | United States | 26,600 | $ 1,305,794 |
| **Electronic Equipment, Instruments & Components 1.3%** | | | |
| [a] Trimble Navigation Ltd. | United States | 33,700 | 1,199,046 |
| **Energy Equipment & Services 5.6%** | | | |
| National Oilwell Varco Inc. | United States | 24,400 | 1,965,908 |
| Schlumberger Ltd. | United States | 20,800 | 1,879,696 |
| [a] Weatherford International Ltd. | United States | 61,200 | 1,341,504 |
| | | | 5,187,108 |
| **Food Products 5.3%** | | | |
| Kellogg Co. | United States | 19,500 | 1,087,710 |
| Mead Johnson Nutrition Co., A | United States | 23,300 | 1,662,921 |
| Nestle SA | Switzerland | 34,000 | 2,168,147 |
| | | | 4,918,778 |
| **Health Care Equipment & Supplies 1.8%** | | | |
| St. Jude Medical Inc. | United States | 35,300 | 1,641,450 |
| **Health Care Providers & Services 3.3%** | | | |
| [a] Express Scripts Inc. | United States | 25,100 | 1,361,926 |
| [a] Laboratory Corp. of America Holdings | United States | 18,600 | 1,688,136 |
| | | | 3,050,062 |
| **Industrial Conglomerates 3.5%** | | | |
| General Electric Co. | United States | 90,700 | 1,624,437 |
| Siemens AG | Germany | 12,800 | 1,633,749 |
| | | | 3,258,186 |
| **Insurance 3.0%** | | | |
| ACE Ltd. | United States | 19,100 | 1,279,318 |
| [a] Markel Corp. | United States | 3,700 | 1,481,554 |
| | | | 2,760,872 |
| **Internet & Catalog Retail 1.2%** | | | |
| [a] Amazon.com Inc. | United States | 4,900 | 1,090,348 |
| **Internet Software & Services 2.5%** | | | |
| [a] Baidu Inc., ADR | China | 6,200 | 973,834 |
| [a] Google Inc., A | United States | 2,200 | 1,328,118 |
| | | | 2,301,952 |
| **IT Services 5.5%** | | | |
| International Business Machines Corp. | United States | 12,400 | 2,254,940 |
| MasterCard Inc., A | United States | 6,100 | 1,849,825 |
| [a] Teradata Corp. | United States | 18,000 | 989,280 |
| | | | 5,094,045 |
| **Life Sciences Tools & Services 1.6%** | | | |
| [a] Agilent Technologies Inc. | United States | 33,900 | 1,429,224 |
| **Metals & Mining 1.7%** | | | |
| Rio Tinto PLC | United Kingdom | 22,500 | 1,588,336 |

20 | Annual Report

Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Large Cap Equity Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks (continued)** | | | |
| **Oil, Gas & Consumable Fuels 6.9%** | | | |
| Anadarko Petroleum Corp. | United States | 17,800 | $ 1,469,568 |
| Devon Energy Corp. | United States | 13,400 | 1,054,580 |
| Exxon Mobil Corp. | United States | 37,800 | 3,016,062 |
| Peabody Energy Corp. | United States | 14,200 | 816,074 |
| | | | 6,356,284 |
| **Personal Products 1.5%** | | | |
| Hengan International Group Co. Ltd. | China | 162,900 | 1,410,797 |
| **Pharmaceuticals 3.1%** | | | |
| Abbott Laboratories | United States | 19,500 | 1,000,740 |
| Teva Pharmaceutical Industries Ltd., ADR | Israel | 39,100 | 1,823,624 |
| | | | 2,824,364 |
| **Semiconductors & Semiconductor Equipment 2.9%** | | | |
| Intel Corp. | United States | 41,200 | 919,996 |
| Taiwan Semiconductor Manufacturing Co. Ltd., ADR | Taiwan | 141,600 | 1,750,176 |
| | | | 2,670,172 |
| **Software 2.9%** | | | |
| [a]Nuance Communications Inc. | United States | 44,200 | 884,442 |
| Oracle Corp. | United States | 59,800 | 1,828,684 |
| | | | 2,713,126 |
| **Specialty Retail 1.4%** | | | |
| The TJX Cos. Inc. | United States | 23,400 | 1,294,020 |
| **Textiles, Apparel & Luxury Goods 2.9%** | | | |
| NIKE Inc., B | United States | 19,500 | 1,757,925 |
| Polo Ralph Lauren Corp. | United States | 6,800 | 918,476 |
| | | | 2,676,401 |
| **Total Common Stocks (Cost $69,866,109)** | | | 89,659,777 |
| **Short Term Investments (Cost $3,006,943) 3.2%** | | | |
| **Money Market Funds 3.2%** | | | |
| [a,c]Institutional Fiduciary Trust Money Market Portfolio | United States | 3,006,943 | 3,006,943 |
| **Total Investments (Cost $72,873,052) 100.3%** | | | 92,666,720 |
| **Other Assets, less Liabilities (0.3)%** | | | (299,467) |
| **Net Assets 100.0%** | | | $92,367,253 |

See Abbreviations on page 35.

[a]Non-income producing.

[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Global Trust

Notes to Financial Statements

Franklin Large Cap Equity Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Large Cap Equity Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

26 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of July 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

28 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Annual Report | 29

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Fiduciary based on the average daily net assets of the Fund as follows:

30 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Annual Report | 31

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
e.	Transfer Agent Fees

For the year ended July 31, 2011, the Fund paid transfer agent fees of $14,007, of which $9,268 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2011, the Fund had capital loss carryforwards of $3,861,459 expiring in 2018. During the year ended July 31, 2011, the Fund utilized $1,553,030 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized currency losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2011, the Fund deferred realized currency losses of $15,856.

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended July 31, 2011 and 2010, was as follows:

At July 31, 2011, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2011, aggregated $34,215,487 and $19,082,094, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on

Annual Report | 33

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

8. CREDIT FACILITY (continued)

January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2011, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2011, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

34 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Annual Report | 35

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Large Cap Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Large Cap Equity Fund (the “Fund”) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2011

36 | Annual Report

Franklin Global Trust

Tax Designation (unaudited)

Franklin Large Cap Equity Fund

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2011.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $1,043,697 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Annual Report | 37

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **Frank A. Olson (1932)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2005 | 131 | Hess Corporation (exploration and refining of oil and gas). |
| **Principal Occupation During Past 5 Years:**<br>Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines). | | | | |
| **Larry D. Thompson (1945)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 139 | Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization). |
| **Principal Occupation During Past 5 Years:**<br>John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003). | | | | |
| **John B. Wilson (1959)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Lead Independent Trustee | Trustee since 2006 and Lead Independent Trustee since 2008 | 107 | None |
| **Principal Occupation During Past 5 Years:**<br>President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990). | | | | |

## Interested Board Members and Officers

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| ****Charles B. Johnson (1933)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee and Chairman of the Board | Since 2000 | 131 | None |
| **Principal Occupation During Past 5 Years:**<br>Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments. | | | | |
| ****Gregory E. Johnson (1961)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 89 | None |
| **Principal Occupation During Past 5 Years:**<br>Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments. | | | | |

Annual Report | 39

40 | Annual Report

Annual Report | 41

42 | Annual Report

Franklin Global Trust

Shareholder Information

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust including Franklin Large Cap Equity Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

Annual Report | 43

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2010, and for additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional

44 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

large-cap core funds as selected by Lipper. The Lipper report showed the total return of the Fund’s Advisor Class shares for the one-year period to be in the second-highest quintile of such performance universe, and on an annualized basis to also be in the second-highest quintile of such universe for the previous five-year period, and in the upper half of such universe for each of the previous three- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as shown in its Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual investment management fee rates for the Fund were above the median of its Lipper expense group, but the actual total expense ratio of the Fund was in the second-lowest quintile of its expense group. The Board found the expenses of the Fund to be acceptable, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies

Annual Report | 45

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund, based on its small asset size at December 31, 2010.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

46 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 47

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Large Cap Equity Fund

Investment Manager
Fiduciary International, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

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© 2011 Franklin Templeton Investments. All rights reserved.

428 A 09/11

INTERNATIONAL

FRANKLIN GLOBAL TRUST

| 1

Annual Report

Economic and Market Overview

The global economy expanded despite geopolitical and inflationary pressures during the 12-month period ended July 31, 2011. The growth rate was uneven, with emerging economies growing faster than developed economies. Global manufacturing and service sector growth slowed as high commodity prices reduced purchasing power. At period-end, while the U.S. manufacturing sector grew at the slowest rate in two years, U.S. non-manufacturing output grew at the fastest rate in four months and drove global service sector growth.

The U.S. financial system continued to heal, but the country still faced persistent unemployment, housing market weakness and massive debt. The U.S. Federal Reserve Board (Fed) cut its growth forecast for the world’s largest economy as manufacturing growth slowed globally. Some observers attributed the slow growth to Japan’s earthquake and its aftermath, high commodity prices and a fading inventory restocking cycle. Monetary policy tightening in most parts of the world also inhibited growth and cooled the commodities rally. Inflation rose across much of the world but stayed relatively contained in the U.S. While many central banks raised interest rates to control inflation, the Fed maintained its accommodative monetary policy and undertook a second round of quantitative easing that ended on June 30. Subsequently, the Fed continued to purchase Treasuries with proceeds from maturing debt in an effort to support economic growth.

Corporate profit strength and favorable economic prospects in some regions of the world supported equities. Global stock markets posted strong returns during the 12-month period, but positive momentum from the first nine months of the period waned as investors weathered oil supply disruptions due to revolutions and civil unrest in the Middle East and North Africa as well as the multiple crises triggered by Japan’s earthquake and tsunami. Also weighing on investor sentiment were sovereign debt worries and credit downgrades in Europe and, at period-end, the political stalemate in raising the U.S. debt ceiling by August 2, 2011, and the possibility of a U.S. debt default and credit downgrade.

Shortly after the reporting period ended, the U.S. raised its debt ceiling and avoided default. However, independent credit rating agency Standard & Poor’s (S&P) lowered the U.S. long-term rating to AA+ from AAA, citing political risks and rising debt. Extreme volatility roiled global markets as investors considered the possibility of another recession. The Fed on August 9 announced it would keep the federal funds target rate at 0.00% to 0.25% until mid-2013 to promote ongoing economic recovery. Despite political and economic headwinds, the U.S. economy continued to recover albeit at a slower pace than some anticipated.

The foregoing information reflects our analysis and opinions as of July 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Annual Report | 3

Franklin International Growth Fund

Your Fund’s Goal and Main Investments: The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside the U.S. or having a principal office in a country outside the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the U.S.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

4 | Annual Report

equity performance excluding the U.S. and Canada.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Investment Strategy

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth and quality.

Manager’s Discussion

From a sector perspective, energy and financials were major contributors to performance relative to the MSCI EAFE Index.2 The Fund’s three energy sector positions, U.K. pipeline product producer Wellstream Holdings3, 4 and energy services providers Saipem (Italy) and WorleyParsons (Australia), each made strong gains during the reporting period. Stock selection in the financials sector also helped relative performance, mainly due to strong returns from large positions in Australian insurer QBE Insurance Group and Singapore-based commercial bank United Overseas Bank. In the information technology sector, U.K. semiconductor and software company ARM Holdings aided relative results.5 Elsewhere, two Swiss holdings, agricultural chemicals company Syngenta and inspection and testing services company Societe Generale de Surveillance Holdings, were notable contributors to the Fund’s performance.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. The energy sector comprises energy equipment and services in the SOI. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

3. This holding is not an index component. 4. This holding was sold by period-end.

5. The information technology sector comprises Internet software and services, semiconductors and semiconductor equipment, and software in the SOI.

Annual Report | 5

In contrast, significant detractors from relative performance included the consumer discretionary and health care sectors.6 Stock selection in the consumer discretionary sector hindered returns, primarily due to Chinese footwear, apparel and accessories maker Li Ning3, 4 and Hong Kong consumer goods distributor Li & Fung. Stock selection in the health care sector, where Netherlands-based biological research tools developer QIAGEN was a key detractor, also hurt relative results. Although the financials sector overall benefited relative results, Swiss financial services company Credit Suisse Group, Australian investment bank Macquarie Group, and Hong Kong real estate management and development company Hang Lung Properties lost value and hindered performance.

From a geographic perspective, stock selection in Europe, especially in the U.K., Italy and Spain, as well as overweighting in Australia, contributed to relative Fund performance. In contrast, stock selection in Asia, particularly in Hong Kong and non-index component China, detracted from results.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

6. The consumer discretionary sector comprises distributors; household products; media; specialty retail; and textiles, apparel and luxury goods in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, and life sciences tools and services in the SOI.

6 | Annual Report

Thank you for your participation in Franklin International Growth Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 7/31/11

Franklin International Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.15% (other than certain nonroutine expenses) until 11/30/11.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison For a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2011 Morningstar. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

12 | Annual Report

Your Fund’s Expenses

Franklin International Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.35%; C: 2.15%; R: 1.65%; and Advisor: 1.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Annual Report

Franklin International Small Cap Growth Fund

Your Fund’s Goal and Main Investments: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase. The Fund considers international companies to be those organized under the laws of a country outside North America or having a principal office in a country outside North America, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside North America.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

EAFE Small Cap Index, which tracks small cap equity performance in global developed markets excluding the U.S. and Canada.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Investment Strategy

In choosing individual equity investments, we utilize a fundamental, bottom-up approach involving in-depth analysis of individual equity securities. We employ a quantitative and qualitative approach to identify smaller international companies that we believe have the potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products and services, which can sustain a longer term competitive advantage, and they tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct thorough analysis to establish its earning prospects and determine its value. Overall, we seek to invest in companies with attractive valuations.

We do not select investments for the Fund that are merely representative of the small cap asset class but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. While we seek to outperform the MSCI EAFE Small Cap Index, the Fund may take positions that are not represented in the index.

Manager’s Discussion

During the Fund’s fiscal year, several individual holdings helped performance relative to the MSCI EAFE Small Cap Index. In the financials sector, overweighted positions in Singapore-based real estate fund management company ARA Asset Management and U.K.-based insurer Lancashire Holdings were major contributors to Fund performance.2 U.K. camera and staging equipment supplier Vitec Group,3 in the consumer discretionary sector, also bolstered results.4 In the industrials sector, a relatively large position in Germany’s Pfeiffer Vacuum Technology,5 a leader in vacuum technology used for making computer

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. The financials sector comprises capital markets, diversified financial services, insurance, and real estate management and development in the SOI.

3. Not part of the index.

4. The consumer discretionary sector comprises distributors, diversified consumer services, leisure equipment and products, media, and specialty retail in the SOI.

5. This holding was sold by period-end.

16 | Annual Report

chips and other products, and the U.K.’s Experian, an Ireland-based global credit-reporting agency, also boosted relative Fund performance.6

Significant detractors from relative results came from the consumer discretionary and industrials sectors, mainly because of stock selection. Consumer discretionary holdings such as Greek toy retailer Jumbo and leading U.K.-based floor maker Carpetright lost value. Major industrials sector detractors included Austrian airport operator Flughafen Wien and Netherlands-based pipe manufacturer Wavin. Japanese wig maker Aderans (formerly, Unihair) in the consumer staples sector also hindered performance.7 Some key detractors in the financials sector included U.K.-based Optimal Payments (formerly, Neovia Financial),3 which provides various payment solutions globally, and Canada’s Fairfax Financial Holdings,3 which offers property and casualty insurance products. As is typical in a rising market, the Fund’s cash position also hindered performance relative to the benchmark index.

From a geographic perspective, stock selection in Singapore aided relative performance. In contrast, stock selection in the U.K. and Japan weighed on results, as did the Fund’s sole Belgian holding, global financial services firm RHJ International.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2011, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities denominated in currencies with non-U.S. exposure. However, one cannot expect the same result in future periods.

Overall, we continue to find quality companies at what we consider discounted prices despite the increase in stock prices over the past 12 months. More recently, we have found more ideas in both Europe and Japan, in sectors that include consumer staples and consumer discretionary. In contrast, areas such as emerging markets and industries such as materials remain unattractive to us due to valuation. Given our bottom-up approach, valuation drives the allocation in the Fund.

6. The industrials sector comprises aerospace and defense, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, marine, professional services, trading companies and distributors, and transportation infrastructure in the SOI.

7. The consumer staples sector comprises beverages, food and staples retailing, food products, household products, and personal products in the SOI.

Annual Report | 17

Thank you for your continued participation in Franklin International Small Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 | Annual Report

Performance Summary as of 7/31/11

Franklin International Small Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 19

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 11/30/11.

20 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 21

22 | Annual Report

Performance Summary (continued)

Endnotes

The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Emerging markets involve heightened risks related to the same factors. The Fund also invests in technology stocks, which can be highly volatile. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2011 Morningstar. The MSCI EAFE Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities of global developed markets excluding the U.S. and Canada.

Annual Report | 23

Your Fund’s Expenses

Franklin International Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

24 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 25

aFor the period June 3, 2008 (commencement of operations) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period June 3, 2008 (commencement of operations) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

aFor the period June 3, 2008 (commencement of operations) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period June 3, 2008 (commencement of operations) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

# Franklin Global Trust

## Statement of Investments, July 31, 2011

| Franklin International Growth Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks 102.4%** | | | |
| **Aerospace & Defense 2.7%** | | | |
| MTU Aero Engines Holding AG | Germany | 14,100 | $ 1,031,774 |
| **Biotechnology 3.0%** | | | |
| [a]CSL Ltd. | Australia | 34,450 | 1,161,835 |
| **Capital Markets 8.5%** | | | |
| Aberdeen Asset Management PLC | United Kingdom | 194,000 | 702,981 |
| Credit Suisse Group AG | Switzerland | 25,800 | 931,812 |
| Macquarie Group Ltd. | Australia | 21,237 | 643,410 |
| Man Group PLC | United Kingdom | 272,300 | 996,543 |
| | | | 3,274,746 |
| **Chemicals 8.4%** | | | |
| Sika AG | Switzerland | 450 | 1,054,188 |
| Syngenta AG | Switzerland | 3,430 | 1,101,256 |
| Umicore | Belgium | 21,350 | 1,093,086 |
| | | | 3,248,530 |
| **Commercial Banks 5.7%** | | | |
| [b,c]Anglo Irish Bancorp PLC | Ireland | 11,500 | — |
| Bank of Nova Scotia | Canada | 17,500 | 992,308 |
| United Overseas Bank Ltd. | Singapore | 70,500 | 1,197,595 |
| | | | 2,189,903 |
| **Distributors 2.6%** | | | |
| Li & Fung Ltd. | Hong Kong | 605,000 | 1,006,005 |
| **Diversified Financial Services 2.6%** | | | |
| [b]Deutsche Boerse AG | Germany | 13,400 | 995,382 |
| **Electrical Equipment 2.8%** | | | |
| ABB Ltd. | Switzerland | 44,450 | 1,070,636 |
| **Energy Equipment & Services 5.6%** | | | |
| Saipem SpA | Italy | 21,250 | 1,111,179 |
| WorleyParsons Ltd. | Australia | 34,600 | 1,045,984 |
| | | | 2,157,163 |
| **Food & Staples Retailing 4.8%** | | | |
| Tesco PLC | United Kingdom | 141,700 | 891,674 |
| Woolworths Ltd. | Australia | 32,090 | 950,004 |
| | | | 1,841,678 |
| **Health Care Equipment & Supplies 12.3%** | | | |
| Cochlear Ltd. | Australia | 11,853 | 923,100 |
| [b]Elekta AB, B | Sweden | 15,605 | 719,388 |
| Essilor International SA | France | 12,450 | 1,000,510 |
| Getinge AB, B | Sweden | 35,920 | 971,274 |
| Terumo Corp. | Japan | 20,150 | 1,133,920 |
| | | | 4,748,192 |
| **Household Products 3.1%** | | | |
| Reckitt Benckiser Group PLC | United Kingdom | 21,250 | 1,205,692 |

30 | Annual Report

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin International Growth Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks (continued)** | | | |
| **Insurance 4.7%** | | | |
| Admiral Group PLC | United Kingdom | 34,700 | $ 882,027 |
| QBE Insurance Group Ltd. | Australia | 50,970 | 918,579 |
| | | | 1,800,606 |
| **Internet Software & Services 2.6%** | | | |
| MercadoLibre Inc. | Argentina | 12,500 | 992,750 |
| **Life Sciences Tools & Services 2.1%** | | | |
| [b]QIAGEN NV | Netherlands | 46,900 | 791,413 |
| **Media 5.3%** | | | |
| Eutelsat Communications | France | 21,300 | 919,538 |
| Pearson PLC | United Kingdom | 59,150 | 1,139,407 |
| | | | 2,058,945 |
| **Personal Products 2.7%** | | | |
| Hengan International Group Co. Ltd. | China | 119,100 | 1,031,466 |
| **Professional Services 5.6%** | | | |
| Experian PLC | United Kingdom | 73,404 | 967,857 |
| Societe Generale de Surveillance Holdings SA | Switzerland | 610 | 1,189,036 |
| | | | 2,156,893 |
| **Real Estate Management & Development 2.5%** | | | |
| Hang Lung Properties Ltd. | Hong Kong | 263,000 | 971,824 |
| **Road & Rail 1.4%** | | | |
| [b]DSV AS, B | Denmark | 25,000 | 555,631 |
| **Semiconductors & Semiconductor Equipment 2.6%** | | | |
| ARM Holdings PLC | United Kingdom | 102,400 | 981,223 |
| **Software 2.5%** | | | |
| The Sage Group PLC | United Kingdom | 212,900 | 959,135 |
| **Specialty Retail 2.8%** | | | |
| Inditex SA | Spain | 11,800 | 1,070,900 |
| **Textiles, Apparel & Luxury Goods 2.5%** | | | |
| Luxottica Group SpA, ADR | Italy | 31,000 | 977,740 |
| **Trading Companies & Distributors 3.0%** | | | |
| Noble Group Ltd. | Hong Kong | 735,318 | 1,142,206 |
| **Total Common Stocks (Cost $35,180,113)** | | | 39,422,268 |
| **Short Term Investments (Cost $2,463,087) 6.4%** | | | |
| **Money Market Funds 6.4%** | | | |
| [b,d]Institutional Fiduciary Trust Money Market Portfolio | United States | 2,463,087 | 2,463,087 |
| **Total Investments (Cost $37,643,200) 108.8%** | | | 41,885,355 |
| **Other Assets, less Liabilities (8.8)%** | | | (3,378,986) |
| **Net Assets 100.0%** | | | $38,506,369 |

Annual Report | 31

Franklin Global Trust

Statement of Investments, July 31, 2011 (continued)

Franklin International Growth Fund

See Abbreviations on page 54.

aA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period May 15, 2008 (effective date) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

aFor the period May 15, 2008 (effective date) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period May 15, 2008 (effective date) to July 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 35

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

36 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2011

Annual Report | 37

Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin International Small Cap Growth Fund | Country | Shares | Value |
|---|---|---|---|
| **Common Stocks (continued)** | | | |
| **Leisure Equipment & Products 4.9%** | | | |
| Beneteau | France | 57,592 | $ 1,038,060 |
| Sankyo Co. Ltd. | Japan | 384,600 | 20,543,323 |
| Vitec Group PLC | United Kingdom | 544,471 | 5,521,135 |
| | | | 27,102,518 |
| **Machinery 2.7%** | | | |
| Rotork PLC | United Kingdom | 260,721 | 6,789,800 |
| Spirax-Sarco Engineering PLC | United Kingdom | 272,595 | 8,396,675 |
| | | | 15,186,475 |
| **Marine 1.5%** | | | |
| Irish Continental Group PLC | Ireland | 391,538 | 8,542,957 |
| **Media 3.2%** | | | |
| ASATSU-DK Inc. | Japan | 635,300 | 17,586,445 |
| **Office Electronics 4.1%** | | | |
| Neopost SA | France | 284,443 | 22,772,618 |
| **Personal Products 1.9%** | | | |
| [a]Aderans Co. Ltd. | Japan | 1,147,000 | 10,822,302 |
| **Professional Services 3.6%** | | | |
| Experian PLC | United Kingdom | 1,528,492 | 20,153,700 |
| **Real Estate Management & Development 6.2%** | | | |
| Daibiru Corp. | Japan | 2,464,200 | 18,414,647 |
| Savills PLC | United Kingdom | 2,943,774 | 16,337,685 |
| | | | 34,752,332 |
| **Specialty Retail 7.8%** | | | |
| Carpetright PLC | United Kingdom | 2,523,705 | 24,338,138 |
| Jumbo SA | Greece | 2,711,640 | 19,137,096 |
| | | | 43,475,234 |
| **Trading Companies & Distributors 0.2%** | | | |
| [a]Grafton Group PLC | Ireland | 227,803 | 952,829 |
| **Transportation Infrastructure 1.6%** | | | |
| Flughafen Wien AG | Austria | 177,700 | 8,773,577 |
| **Total Common Stocks (Cost $485,235,499)** | | | 508,543,979 |
| | | **Principal Amount** | |
| **Short Term Investments (Cost $27,000,000) 4.8%** | | | |
| **Time Deposits 4.8%** | | | |
| Royal Bank of Canada, 0.08%, 8/01/11 | United States | $27,000,000 | 27,000,000 |
| **Total Investments (Cost $512,235,499) 95.9%** | | | 535,543,979 |
| **Other Assets, less Liabilities 4.1%** | | | 22,626,294 |
| **Net Assets 100.0%** | | | $558,170,273 |

[a]Non-income producing.

[b]See Note 9 regarding holdings of 5% voting securities.

Annual Report | The accompanying notes are an integral part of these financial statements. | 39

40 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

42 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Annual Report | 43

Franklin Global Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

44 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Securities Purchased on a Delayed Delivery Basis

The Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of July 31, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined, the Funds record an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Annual Report | 45

Franklin Global Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

# Franklin Global Trust

## Notes to Financial Statements *(continued)*

### 2. Shares of Beneficial Interest *(continued)*

| | Franklin International Growth Fund | | Franklin International Small Cap Growth Fund | |
|---|---|---|---|---|
| | Shares | Amount | Shares | Amount |
| **Class C Shares:** | | | | |
| Year ended July 31, 2011 | | | | |
| Shares sold | 208,200 | $ 2,033,389 | 708,439 | $ 11,572,195 |
| Shares issued in reinvestment of distributions | 450 | 4,231 | 7,690 | 126,116 |
| Shares redeemed | (40,320) | (388,695) | (229,625) | (3,757,957) |
| Net increase (decrease) | 168,330 | $ 1,648,925 | 486,504 | $ 7,940,354 |
| Year ended July 31, 2010 | | | | |
| Shares sold | 97,953 | $ 801,746 | 728,289 | $ 10,262,760 |
| Shares issued in reinvestment of distributions | 383 | 3,206 | 257 | 3,586 |
| Shares redeemed | (32,187) | (268,186) | (169,480) | (2,376,110) |
| Net increase (decrease) | 66,149 | $ 536,766 | 559,066 | $ 7,890,236 |
| **Class R Shares:** | | | | |
| Year ended July 31, 2011 | | | | |
| Shares sold | 1,512 | $ 14,575 | 340,172 | $ 5,717,444 |
| Shares issued in reinvestment of distributions | 21 | 202 | 2,602 | 42,953 |
| Shares redeemed | (1,553) | (14,639) | (50,586) | (826,544) |
| Net increase (decrease) | (20) | $ 138 | 292,188 | $ 4,933,853 |
| Year ended July 31, 2010 | | | | |
| Shares sold | 1,609 | $ 13,389 | 184,854 | $ 2,562,887 |
| Shares issued in reinvestment of distributions | 19 | 161 | 173 | 2,427 |
| Shares redeemed | (5) | (47) | (21,509) | (304,764) |
| Net increase (decrease) | 1,623 | $ 13,503 | 163,518 | $ 2,260,550 |
| **Advisor Class Shares:** | | | | |
| Year ended July 31, 2011 | | | | |
| Shares sold | 948,202 | $ 9,293,756 | 11,212,005 | $184,949,543 |
| Shares issued in reinvestment of distributions | 1,236 | 11,726 | 196,902 | 3,254,795 |
| Shares redeemed | (94,336) | (903,538) | (3,083,369) | (50,914,930) |
| Net increase (decrease) | 855,102 | $ 8,401,944 | 8,325,538 | $137,289,408 |
| Year ended July 31, 2010 | | | | |
| Shares sold | 1,158,054 | $ 9,861,642 | 15,299,566 | $215,005,526 |
| Shares issued in reinvestment of distributions | 104 | 878 | 2,500 | 35,023 |
| Shares redeemed | (31,515) | (253,256) | (1,489,903) | (20,787,279) |
| Net increase (decrease) | 1,126,643 | $ 9,609,264 | 13,812,163 | $194,253,270 |

Annual Report | 47

Franklin Global Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the fund as follows:

The Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.75% per year of the average daily net assets of the fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin International Small Cap Growth Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the fund.

b. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

48 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

e. Transfer Agent Fees

For the year ended July 31, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Annual Report | 49

Franklin Global Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Advisers, FT Institutional, and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin International Growth Fund and Franklin International Small Cap Growth Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Funds do not exceed 1.15% and 0.95%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2011.

g. Other Affiliated Transactions

At July 31, 2011, Advisers owned 10.09% of the Franklin International Growth Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended July 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2011, the capital loss carryforwards were as follows:

During the year ended July 31, 2011, the Franklin International Small Cap Growth Fund utilized $1,984,228 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under

50 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2011, the Franklin International Growth Fund deferred realized capital losses of $98,371.

The tax character of distributions paid during the years ended July 31, 2011 and 2010, was as follows:

At July 31, 2011, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2011, were as follows:

Annual Report | 51

Franklin Global Trust

Notes to Financial Statements (continued)

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Franklin International Growth Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Franklin International Small Cap Growth Fund for the year ended July 31, 2011, were as shown below.

10. SPECIAL SERVICING AGREEMENT

The Franklin International Small Cap Growth Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the fund and the Allocator Funds. Under the SSA, the fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the fund by the Allocator Funds. The Allocator Funds and the fund are either managed by Advisers or administered by FT Services. For the year ended July 31, 2011, the fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statement of Operations. At July 31, 2011, 22.46% of the fund’s outstanding shares was held by one or more of the Allocator Funds.

52 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended July 31, 2011, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 53

Franklin Global Trust

Notes to Financial Statements (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

54 | Annual Report

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Global Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin International Growth Fund and Franklin International Small Cap Growth Fund (separate portfolios of Franklin Global Trust, hereafter referred to as the “Funds”) at July 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2011

Annual Report | 55

Franklin Global Trust

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2011:

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV in January 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At July 31, 2010, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds designate to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2010, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

56 | Annual Report

Franklin Global Trust

Tax Designation (unaudited) (continued)

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

In January 2011, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2010. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2010 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 57

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **Frank A. Olson (1932)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2005 | 131 | Hess Corporation (exploration and refining of oil and gas). |
| **Principal Occupation During Past 5 Years:**<br>Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines). | | | | |
| **Larry D. Thompson (1945)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 139 | Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization). |
| **Principal Occupation During Past 5 Years:**<br>John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003). | | | | |
| **John B. Wilson (1959)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Lead Independent Trustee | Trustee since 2006 and Lead Independent Trustee since 2008 | 107 | None |
| **Principal Occupation During Past 5 Years:**<br>President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990). | | | | |

## Interested Board Members and Officers

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| ****Charles B. Johnson (1933)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee and Chairman of the Board | Since 2000 | 131 | None |
| **Principal Occupation During Past 5 Years:**<br>Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments. | | | | |
| ****Gregory E. Johnson (1961)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 89 | None |
| **Principal Occupation During Past 5 Years:**<br>Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments. | | | | |

Annual Report | 59

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **James M. Davis (1952)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Chief Compliance Officer and Vice President – AML Compliance | Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director, Global Compliance, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Laura F. Fergerson (1962)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Chief Executive Officer – Finance and Administration | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003). | | | | |
| **Gaston Gardey (1967)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Treasurer, Chief Financial Officer and Chief Accounting Officer | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director, Fund Accounting, Franklin Templeton Investments and officer of 27 of the investment companies in Franklin Templeton Investments. | | | | |
| **Aliya S. Gordon (1973)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004). | | | | |
| **David P. Goss (1947)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2000 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments. | | | | |

60 | Annual Report

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **Steven J. Gray (1955)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Edward B. Jamieson (1948)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | President and Chief Executive Officer – Investment Management | Since 2010 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments. | | | | |
| **Christopher J. Molumphy (1962)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2000 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments. | | | | |
| **Robert C. Rosselot (1960)**<br>300 S.E. 2nd Street<br>Fort Lauderdale, FL 33301-1923 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Karen L. Skidmore (1952)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President and Secretary | Since 2006 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |

Annual Report | 61

Franklin Global Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

Annual Report | 63

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of the largest share class of the particular Fund in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2010, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin International Growth Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Fund had been in operation for only two full years at the date of the Lipper report, which showed the total

64 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

return of the Fund’s Class A shares to be in the second-lowest performing quintile of such performance universe for 2010, and the highest performing quintile of such universe for 2009. The Board believes the Fund’s brief period of existence limited the meaningfulness of such performance record.

Franklin International Small Cap Growth Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional international small/mid-cap growth funds as selected by Lipper. The Fund had been in operation for less than 10 years at the date of the Lipper report, which showed the total return of the Fund’s Advisor Class shares for the one-year period to be in the lowest quintile of such performance universe, but on an annualized basis to be in the highest quintile of such universe for the previous three- and five-year periods. In discussing 2010 performance, management pointed out that it primarily reflected certain currency and sector weightings, including a lack of holdings in the materials and energy sectors. The Board was satisfied with the Fund’s overall comparative performance as shown in its Lipper report, noting that its return for the one-year period exceeded 18% as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the dominant share class of each Fund having multiple share classes with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of each Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the management fee. The contractual investment management fee rates for Franklin International Small Cap Growth Fund and Franklin International Growth Fund were below the medians of their respective Lipper expense groups, and their actual total expense ratios in each case were in the least expensive quintiles of such expense groups. The Board was satisfied with the comparative expenses of such Funds.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis,

Annual Report | 65

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of each Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of those Funds, the largest of which had approximately $443 million in net assets at December 31, 2010.

66 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 67

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Global Trust

Investment Managers
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

FGT3 A 09/11

JULY 31, 2011

A series of Franklin Global Trust

ANNUAL REPORT

# Franklin Templeton Emerging Market Debt Opportunities Fund

FRANKLIN TEMPLETON INSTITUTIONAL

Annual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, mainly securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

Performance Overview

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at (800) 321-8563 for most recent month-end performance.

Franklin Templeton Emerging Market Debt Opportunities Fund delivered a cumulative total return of +11.40% for the 12 months ended July 31, 2011. The Fund outperformed the +9.02% total return of its benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global Diversified Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities.1 The Fund underperformed the +13.52% total return in U.S. dollar unhedged terms of its second benchmark, the JPM Global Bond Index (GBI) Emerging Markets (EM) Broad Diversified Index, which tracks local currency bonds issued by emerging markets.1 The Fund outperformed the +8.56% total return of its third benchmark, the BofA Merrill Lynch (BofAML) Emerging Market Credit Plus (EMC+) Index (100% $US Hedged), which tracks performance of U.S. dollar-denominated and euro-denominated debt of sovereign issuers with a BBB or lower foreign currency long-term debt rating, in addition to corporate issuers domiciled in countries with a below-investment-grade foreign currency long-term debt rating.2 You can find more performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the 12 months under review, the U.S. Federal Reserve Board (Fed) maintained its accommodative monetary policy and kept the federal funds target rate unchanged, while European Central Bank policymakers, in contrast, raised its rate in early April 2011. In the first half of the reporting period, investor uncertainty arose, stemming from the Fed’s announcement in August 2010 of the second phase of quantitative easing, and the absence of decisive U.S. tax reform in December 2010. In parallel, on the European continent, although results from European banks’ stress tests in July 2010 were fairly promising, the highly indebted Irish banking sector asked for government support. Thus, the Irish government, in November 2010, sought external emergency funding from the European Union (EU), the European Monetary Union (EMU) and the International Monetary Fund (IMF) and used its own sovereign cash reserves for a total package of 85 billion euros.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: BofA Merrill Lynch. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2 | Annual Report

During the fiscal year’s second half, an abundance of negative political, fiscal and economic factors roiled global markets, including the contagious expansion of political and social unrest in the Middle East and North Africa region and the unsettled governments that followed; the earthquake, tsunami and nuclear disasters in Japan; the Portuguese fiscal relief effort, including a 78 billion euro bailout from the EU and an Extended Fund Facility loan co-financed by the EMU and IMF in May 2011; U.S. political deadlock surrounding the sovereign debt ceiling and unaddressed reforms necessary to tackle the growing fiscal deficit in July 2011; and official recognition of Greece’s inability to continue servicing its debt with only the three-year bailout package of 110 billion euros agreed to in May 2010 and the debt restructuring plan suggested by private creditors in July 2011.

Two major events that had been anticipated near period-end materialized soon after the Fund’s fiscal year ended. First, independent credit rating agency Standard & Poor’s downgraded the long-term U.S. sovereign credit rating to AA+ from AAA. Second, borrowing conditions deteriorated for some eurozone members, notably Spain and Italy, which pushed the European Central Bank Securities Market Program to resume its bond-buying operations targeting government bonds issued by Greece, Ireland, Portugal, Spain and Italy. After period-end, the European banking sector experienced serious difficulty securing short-term funding in U.S. dollar-denominated instruments, amid downward revisions to the global economic growth outlook.

Most commodities, led by silver, palladium, gold and corn, rose in price over the period. Oil prices were relatively volatile, largely due to supply disruptions from traditional Middle Eastern oil exporters and a slowdown in global demand.

Most central banks from emerging market nations led the trend of tightening monetary policies to tackle the rise of domestic credit and address consumer price inflation. Yet, foreign exchange, through the appreciation of emerging market currencies versus the U.S. dollar, was often used to passively tackle imported inflation. Only a handful of emerging market currencies weakened versus the U.S. dollar, including the Turkish lira (held in the Fund), Argentinean peso, Ugandan shilling and Kenyan shilling.

The global supply of emerging market Eurobonds issued by governments and companies continued to be strong during the period. Yet, most of the Fund’s net inflows went to local currency-denominated vehicles.

The yield on bonds in the JPM EMBI Global Diversified Index decreased 34 basis points (bps), or from 5.94% to 5.60% over the period, and the average

*May differ from the SOI because percentages reflect the issuing country of the Fund’s long-term securities and include the effect of interest receivable balances.

Annual Report | 3

What is a forward currency exchange contract?

A forward currency exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

spread narrowed 22 bps to 273 bps over U.S. Treasuries.3 Meanwhile, the yield on bonds in the JPM GBI EM Broad Diversified Index rose 42 bps, from 6.28% to 6.70%.3

U.S. dollar-denominated emerging market sovereign bonds, represented by the JPM EMBI Global Diversified Index, rose 9.02% over the period.1 Local currency-denominated emerging market bonds, represented by the JPM GBI EM Broad Diversified Index, outperformed their U.S. dollar-denominated counterparts, gaining 13.52% in U.S. dollar unhedged terms as the U.S. dollar weakened 9.34% versus the euro.1, 4 Finally, hard currency-denominated quasi-sovereign and corporate debt, represented by the BofAML EMC+ Index, posted a total return of +8.56% in U.S. dollar hedged terms.2

Investment Strategy

Our portfolio construction process can be summarized in three integral steps —country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of “hard currency” or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations. The last decision concerns security selection. This depends on a number of factors including the security’s coupon type (fixed or floating). We may seek to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts.

Manager’s Discussion

During the 12-month reporting period, U.S. interest rate duration contributed to, but did not play a major role in, the Fund’s performance, despite U.S. Treasury volatility. Thus, the Fund’s performance was largely driven by security selection, as the Fund outperformed dollar-denominated emerging market sovereign bonds and dollar- and euro-denominated corporate bonds from emerging markets. Sovereign obligations of net energy commodity exporters such as Venezuela, Russia, Nigeria, Ecuador, Iraq and Angola contributed significantly to Fund performance as they received a boost from rising oil prices. Select frontier markets including Grenada, Bosnia and Herzegovina, Lithuania, Macedonia,

3. Source: J.P. Morgan.

4. Source: IDC/Exshare.

4 | Annual Report

El Salvador and Seychelles also did well. Corporate bond issuers from various countries and industry sectors also aided performance, including Kazakh bank Halyk Savings Bank of Kazakhstan,5 South African retailer Edcon Proprietary, state-owned Kazakh and Georgian railway companies Kazakhstan Temir Zholy and Georgian Railway, and Estonian utility Eesti Energia and Dominican Republic utility EGE Haina Finance. In the Fund’s local currency allocation, Letras Financeiras do Tesouro, a Brazilian note linked to the central bank’s SELIC rate, benefited from a rise in Brazil’s interest rate and the Brazilian real’s strong appreciation versus the U.S. dollar. Other Latin American currencies held in the Fund also performed well, notably the Mexican peso and Uruguayan peso.

The main detractor from Fund performance was the Turkish lira, which depreciated in the last three months of the review period largely due to investors’ concerns about a rise in Turkey’s deficit levels and the central bank’s unexpected lowering of interest rates at the end of July. Also, distressed debt assets issued by Government of Ivory Coast, Astana-Finance, Government of Argentina and NK Debt Corporation weakened over the reporting period.

On July 31, 2011, the Fund had exposure to 42 emerging market countries. The largest single country exposure remained Russia (8.0% of total net assets), followed by Mexico (5.8%), Brazil (4.3%), Nigeria (3.9%), Iraq (3.6%) and Ukraine (3.5%). Long-term securities denominated in G-7 currencies constituted 69.6% of total net assets, of which 48.0% were denominated in the U.S. dollar, 19.0% in the euro, 2.5% in the Japanese yen and 0.10% in the Swiss franc. The Fund’s exposures to the euro and the yen remained fully hedged back into the U.S. dollar. In addition, 17.3% of total net assets were denominated in local currencies, of which the largest were the Mexican peso (3.2%), the Brazilian real (3.0%), the Uruguayan peso (2.0%), the Russian ruble (2.0%) and the Ghanaian cedi (1.8%).

During the reporting period, we added several new securities to the portfolio. Among new sovereign issuers were Tunisia, Montenegro, Republic of Serbia, Hungary and Indonesia. We sold an Egyptian long-duration bond in November 2010 and purchased a shorter duration Egyptian bond in March 2011. We eliminated the Fund’s exposure to Poland through the sale of TVN Finance, a local media company, and we liquidated our Ivory Coast exposure through the sale of its 2032 Eurobond.

New corporate issuers included Brazilian utilities Companhia Energetica de Sao Paulo, which is linked to the consumer inflation factor and the Brazilian real, and Centrais Eletricas do Para; Chilean retailer Cencosud; Turkish bank Akbank; Dominican Republic beer company Cerveceria Nacional Dominicana;

5. HSBK (Europe) in the SOI.

Annual Report | 5

state-owned Georgian Railway; Nigerian bank GTB Finance; Peruvian utility Inkia Energy; quasi-sovereign International Bank of Azerbaijan; the second-largest Russian oil exporter, LUKOIL; Mexican retailer Sigma Alimentos; Chinese cement company West China Cement; and Turkish conglomerate Yasar Holdings. During the period, we sold the following corporate bonds at above issuance prices and in some cases above call prices: South African retailer Foodcorp; Kazakhstan Temir Zholy; the third-largest Russian oil exporter, TNK-BP; the largest Russian private bank, Alfa Bank; and Turkish conglomerate Yasar Holdings. We added exposure to the Dominican Republic peso, Serbian dinar, Ukrainian hryvnia and Russian ruble and reduced exposure to the Brazilian real, Mexican peso and Turkish lira.

We thank you for your confidence in Franklin Templeton Emerging Market Debt Opportunities Fund and hope to serve your investment needs at the highest level of expectations.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Performance Summary as of 7/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that Fund expenses (excluding acquired fund fees and expenses) do not exceed 1.00% (other than nonroutine expenses) until 11/30/11.

Annual Report | 7

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $50,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes Fund expenses, account fees and reinvested distributions. The indexes are unmanaged and include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. These figures represent the value of a hypothetical $50,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2011 Morningstar. The JPM EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. Both indexes cover the same countries. The JPM GBI EM Broad Diversified Index tracks local currency bonds issued by emerging markets. Weightings among countries are more evenly distributed within the index.

8. Source: BofA Merrill Lynch. The BofAML EMC+ Index (100% $US Hedged) tracks the performance of U.S. dollar-denominated and euro-denominated debt of sovereign issuers with a BBB or lower foreign currency long-term debt rating, in addition to corporate issuers domiciled in countries with a below-investment-grade foreign currency long-term debt rating. The index is 100% hedged to the dollar.

8 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 9

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 11

# Franklin Global Trust

## Statement of Investments, July 31, 2011

| Franklin Templeton Emerging Market Debt Opportunities Fund | Country | Warrants | Value |
|---|---|---|---|
| **Warrants 5.2%** | | | |
| [a]Central Bank of Nigeria, wts., 11/15/20 | Nigeria | 57,500 | $ 11,327,500 |
| [a]Government of Venezuela, Oil Value Recovery wts., 4/15/20 | Venezuela | 327,000 | 9,483,000 |
| **Total Warrants (Cost $19,993,460)** | | | 20,810,500 |
| | | **Principal Amount*** | |
| **Quasi-Sovereign and Corporate Bonds 29.5%** | | | |
| **Beverages 0.2%** | | | |
| [b]Cerveceria Nacional Dominicana, Reg S, 16.00%, 3/27/12 | Dominican Republic | 700,000 | 635,518 |
| **Commercial Banks 4.4%** | | | |
| [c]Akbank TAS, senior note, 144A, 6.50%, 3/09/18 | Turkey | 4,200,000 | 4,315,500 |
| [c]GTB Finance BV, 144A, 7.50%, 5/19/16 | Nigeria | 4,000,000 | 4,176,000 |
| RSHB Capital, | | | |
| sub. bond, 6.97%, 9/21/16 | Russia | 3,970,000 | 3,984,868 |
| [c]sub. note, 144A, 6.00%, 6/03/21 | Russia | 3,800,000 | 3,847,500 |
| [d,e]Sphynx Capital Markets, PTN, (National Investment Bank of Ghana), zero cpn., 2/05/09 | Ghana | 4,000,000 | 1,440,000 |
| | | | 17,763,868 |
| **Construction Materials 1.8%** | | | |
| Cemex Finance Europe BV, 4.75%, 3/05/14 | Mexico | 3,000,000 EUR | 3,885,200 |
| West China Cement Ltd., senior note, | | | |
| [c]144A, 7.50%, 1/25/16 | China | 1,100,000 | 1,067,666 |
| [b]Reg S, 7.50%, 1/25/16 | China | 2,500,000 | 2,426,512 |
| | | | 7,379,378 |
| **Consumer Finance 1.9%** | | | |
| [b]HSBK (Europe) BV, Reg S, 7.25%, 5/03/17 | Kazakhstan | 7,500,000 | 7,721,700 |
| **Diversified Financial Services 0.3%** | | | |
| [b]International Bank of Azerbaijan OJSC, Rubrika Finance Co. Ltd., loan partn., Reg S, 8.50%, 10/22/13 | Azerbaijan | 1,000,000 | 1,034,975 |
| **Electric Utilities 1.2%** | | | |
| [c]Centrais Eletricas do Para SA, senior note, 144A, 10.50%, 6/03/16 | Brazil | 4,700,000 | 5,011,681 |
| **Electrical Equipment 0.9%** | | | |
| EGE Haina Finance Co., senior note, | | | |
| [c]144A, 9.50%, 4/26/17 | Dominican Republic | 620,000 | 656,503 |
| [b]Reg S, 9.50%, 4/26/17 | Dominican Republic | 2,700,000 | 2,858,962 |
| | | | 3,515,465 |
| **Electronic Equipment, Instruments & Components 1.9%** | | | |
| Eesti Energia AS, senior bond, 4.50%, 11/18/20 | Estonia | 5,300,000 EUR | 7,443,542 |
| **Food & Staples Retailing 1.9%** | | | |
| [c]Cencosud SA, senior note, 144A, 5.50%, 1/20/21 | Chile | 5,500,000 | 5,651,250 |
| [c]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18 | Mexico | 2,000,000 | 2,074,430 |
| | | | 7,725,680 |

12 | Annual Report

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Templeton Emerging Market Debt Opportunities Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Quasi-Sovereign and Corporate Bonds (continued)** | | | |
| **Hotels, Restaurants & Leisure 1.1%** | | | |
| Grupo Posadas SAB de CV, senior note, | | | |
| [c]144A, 9.25%, 1/15/15 | Mexico | 3,100,000 | $ 2,996,150 |
| [b]Reg S, 9.25%, 1/15/15 | Mexico | 1,400,000 | 1,353,100 |
| | | | 4,349,250 |
| **Independent Power Producers & Energy Traders 0.9%** | | | |
| [b,f]Companhia Energetica de Sao Paulo, Index Linked, senior note, Reg S, 9.75%, 1/15/15 | Brazil | 2,000,000 BRL | 1,835,140 |
| [c]Inkia Energy Ltd., senior note, 144A, 8.375%, 4/04/21 | Peru | 1,620,000 | 1,673,663 |
| | | | 3,508,803 |
| **Media 1.8%** | | | |
| [b,g]Central European Media Enterprises Ltd., senior note, Reg S, FRN, 3.324%, 5/15/14 | Czech Republic | 3,400,000 EUR | 4,399,635 |
| [c]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17 | South Africa | 2,500,000 | 2,710,692 |
| | | | 7,110,327 |
| **Metals & Mining 1.2%** | | | |
| [b]New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15 | Czech Republic | 3,200,000 EUR | 4,690,544 |
| **Municipal Bonds 3.5%** | | | |
| [b]City of Kyiv, Credit Suisse First Boston International, loan partn., | | | |
| secured bond, Reg S, 8.00%, 11/06/15 | Ukraine | 4,100,000 | 3,996,495 |
| secured note, Reg S, 8.25%, 11/26/12 | Ukraine | 3,000,000 | 3,033,810 |
| Province Del Neuquen, | | | |
| [c]secured note, 144A, 7.875%, 4/26/21 | Argentina | 4,500,000 | 4,641,255 |
| [c]senior note, 144A, 8.656%, 10/18/14 | Argentina | 289,200 | 305,106 |
| [b]senior secured note, Reg S, 8.656%, 10/18/14 | Argentina | 1,847,506 | 1,949,119 |
| | | | 13,925,785 |
| **Oil, Gas & Consumable Fuels 3.2%** | | | |
| [c]LUKOIL Holdings, senior note, 144A, 6.125%, 11/09/20 | Russia | 2,000,000 | 2,082,910 |
| [b]LUKOIL International Finance BV, senior note, Reg S, 7.25%, 11/05/19 | Russia | 3,300,000 | 3,687,750 |
| Petro Co. of Trinidad and Tobago Ltd., senior note, | | | |
| [c]144A, 9.75%, 8/14/19 | Trinidad and Tobago | 420,000 | 514,500 |
| [c]144A, 6.00%, 5/08/22 | Trinidad and Tobago | 1,100,000 | 1,123,925 |
| [b]Reg S, 6.00%, 5/08/22 | Trinidad and Tobago | 5,316,667 | 5,432,304 |
| | | | 12,841,389 |
| **Road & Rail 1.6%** | | | |
| Georgian Railway Ltd., senior bond, 9.875%, 7/22/15 | Georgia | 5,900,000 | 6,606,466 |
| **Specialty Retail 1.6%** | | | |
| [b,g]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 4.721%, 6/15/14 | South Africa | 5,350,000 EUR | 6,507,820 |
| **Thrifts & Mortgage Finance 0.1%** | | | |
| [d]Astana-Finance, 7.875%, 6/08/10 | Kazakhstan | 2,300,000 EUR | 512,415 |
| **Total Quasi-Sovereign and Corporate Bonds (Cost $112,080,383)** | | | 118,284,606 |

Annual Report | 13

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Templeton Emerging Market Debt Opportunities Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| [h]**Credit-Linked Notes 4.3%** | | | |
| [g]Deutsche Bank AG, senior note, (Angolian Government), FRN, 6.752%, 6/21/16 | Angola | 6,000,000 EUR | $ 8,624,100 |
| [c]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15 | Ukraine | 10,800,000 UAH | 1,232,321 |
| [a,g]Merrill Lynch & Co. Inc., (Government of Iraq), FRN, 0.875%, 1/01/28 | Iraq | 715,504,454 JPY | 6,374,536 |
| [d,e]Standard Bank PLC, (Government of Ivory Coast), zero cpn., 9/11/08 | Ivory Coast | 700,000,000 XOF | 59,928 |
| [g]Standard Chartered Bank, cvt., senior note, (Development Bank of Zambia), FRN, 12.00%, | | | |
| 2/28/12 | Zambia | 827,012 | 757,158 |
| 3/02/12 | Zambia | 250,000 | 207,141 |
| **Total Credit-Linked Notes (Cost $14,758,836)** | | | 17,255,184 |
| **Foreign Government Securities 46.6%** | | | |
| [b]Arab Republic of Egypt, Reg S, 5.75%, 4/29/20 | Egypt | 2,000,000 | 2,041,830 |
| [b]Banque Cent De Tunisie, Reg S, 4.50%, 6/22/20 | Tunisia | 2,161,000 EUR | 2,923,551 |
| Development & Investment Projects Jordan Armed Forces, senior note, 6.14%, 12/16/19 | Jordan | 3,740,000 | 3,520,387 |
| [d]Government of Argentina, 11.75%, 5/20/11 | Argentina | 3,000,000 DEM | 804,721 |
| [g]Government of Bosnia and Herzegovina, senior bond, B, FRN, 2.502%, 12/11/21 | Bosnia & Herzegovina | 19,600,000 DEM | 11,091,192 |
| Government of Croatia, | | | |
| 6.625%, 7/14/20 | Croatia | 4,500,000 | 4,671,337 |
| [c]144A, 6.75%, 11/05/19 | Croatia | 2,000,000 | 2,115,000 |
| [b]Reg S, 6.75%, 11/05/19 | Croatia | 1,750,000 | 1,850,625 |
| Government of Ecuador, | | | |
| [g]FRN, 1.313%, 2/27/15 | Ecuador | 384,486 | 286,442 |
| [b]Reg S, 9.375%, 12/15/15 | Ecuador | 8,400,000 | 8,607,900 |
| Government of Ghana, | | | |
| 13.67%, 6/11/12 | Ghana | 3,130,000 GHS | 2,102,384 |
| 13.30%, 9/30/13 | Ghana | 4,500,000 GHS | 3,017,981 |
| 13.00%, 6/02/14 | Ghana | 2,100,000 GHS | 1,404,115 |
| [b]Government of Grenada, Reg S, 2.50% to 9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% thereafter, 9/15/25 | Grenada | 8,200,000 | 5,125,000 |
| [c]Government of Indonesia, 144A, 4.875%, 5/05/21 | Indonesia | 5,950,000 | 6,280,969 |
| Government of Iraq, | | | |
| [b]Reg S, 5.80%, 1/15/28 | Iraq | 4,850,000 | 4,414,955 |
| [a,g]Tranche A3, Sumitomo Corp. Loan, FRN, 0.875%, 1/01/28 | Iraq | 408,845,536 JPY | 3,642,466 |
| Government of Jordan, 3.875%, 11/12/15 | Jordan | 4,000,000 | 3,837,500 |
| [c]Government of Lithuania, 144A, | | | |
| 6.75%, 1/15/15 | Lithuania | 2,000,000 | 2,216,140 |
| 7.375%, 2/11/20 | Lithuania | 3,535,000 | 4,119,300 |
| Government of Macedonia, | | | |
| 9.875%, 1/08/13 | Macedonia | 2,000,000 EUR | 3,084,524 |
| senior bond, 4.625%, 12/08/15 | Macedonia | 2,622,000 EUR | 3,628,441 |

14 | Annual Report

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Templeton Emerging Market Debt Opportunities Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Foreign Government Securities (continued)** | | | |
| Government of Montenegro, 7.875%, 9/14/15 | Republic of Montenegro | 3,100,000 EUR | $ 4,590,372 |
| [b]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30 | Russia | 8,650,000 | 10,345,400 |
| Government of Seychelles, 3.00% to 1/01/12, 5.00% to 1/01/15, 7.00% to 1/01/18, 8.00% thereafter, 1/01/26 | Republic of Seychelles | 3,160,000 | 2,345,794 |
| [c]Government of the Dominican Republic, 144A, 10.50%, 8/09/13 | Dominican Republic | 210,000,000 DOP | 5,375,106 |
| [g]Government of Turkey, FRN, | | | |
| 9.38%, 2/26/14 | Turkey | 8,360,000 TRY | 5,131,597 |
| 8.40%, 1/04/17 | Turkey | 1,940,000 TRY | 1,159,820 |
| Government of Ukraine, | | | |
| [c]144A, 7.75%, 9/23/20 | Ukraine | 1,500,000 | 1,573,448 |
| [b]Reg S, 7.75%, 9/23/20 | Ukraine | 1,500,000 | 1,573,448 |
| [b]senior bond, Reg S, 4.95%, 10/13/15 | Ukraine | 1,685,000 EUR | 2,267,839 |
| [f]Government of Uruguay, Index Linked, 3.70%, 6/26/37 | Uruguay | 146,899,561 UYU | 7,864,955 |
| [b]Government of Venezuela, Reg S, 6.00%, 12/09/20 | Venezuela | 6,000,000 | 3,789,000 |
| Hungarian Development Bank, senior bond, 5.875%, 5/31/16 | Hungary | 5,500,000 EUR | 7,752,731 |
| Letras Financeiras Do Tesouro, Strip, 9/07/13 | Brazil | 3,300[i] BRL | 10,192,081 |
| [g]Mexican Bondes Desarroll, FRN, | | | |
| 4.49%, 11/13/14 | Mexico | 420,000[i] MXN | 3,559,028 |
| 4.52%, 1/15/15 | Mexico | 700,000[i] MXN | 5,928,732 |
| 4.52%, 3/12/15 | Mexico | 377,000[i] MXN | 3,191,696 |
| [d]NK Debt Corp., zero cpn., | | | |
| 3/12/20 | North Korea | 2,000,000 CHF | 399,746 |
| 3/12/20 | North Korea | 22,250,000 DEM | 2,575,384 |
| [b]Republic of El Salvador, Reg S, 7.65%, 6/15/35 | El Salvador | 5,900,000 | 6,197,183 |
| Republic of Fiji, 6.875%, 9/13/11 | Fiji | 975,000 | 973,361 |
| [c]Republic of Georgia, 144A, 6.875%, 4/12/21 | Georgia | 4,900,000 | 5,077,625 |
| [c]Russian Federation, senior bond, 144A, 7.85%, 3/10/18 | Russia | 200,000,000 RUB | 7,627,125 |
| Serbia Treasury Bill, Strip, 2/21/13 | Republic of Serbia | 325,000,000 RSD | 3,816,841 |
| Sphynx Capital Markets, | | | |
| [g]FRN, PTN, (Government of Ghana), 13.67%, 6/21/12 | Ghana | 700,000 GHS | 470,182 |
| [d]secured note, PTN, (Government of Ivory Coast), 10.25%, 1/30/10 | Ivory Coast | 1,665,269 EUR | 861,687 |
| [d]secured note, PTN, (Government of Ivory Coast), 2008-1, 10.00%, 1/28/11 | Ivory Coast | 2,553,504 EUR | 1,358,003 |
| **Total Foreign Government Securities (Cost $172,313,177)** | | | 186,784,944 |
| **Total Investments before Short Term Investments (Cost $319,145,856)** | | | 343,135,234 |
| | | **Shares** | |
| **Short Term Investments 12.9%** | | | |
| **Money Market Funds (Cost $39,896,976) 9.9%** | | | |
| [k,l]Institutional Fiduciary Trust Money Market Portfolio | United States | 39,896,976 | 39,896,976 |

Annual Report | 15

# Franklin Global Trust

## Statement of Investments, July 31, 2011 *(continued)*

| Franklin Templeton Emerging Market Debt Opportunities Fund | Country | Principal Amount* | Value |
|---|---|---|---|
| **Short Term Investments (continued)** | | | |
| **Repurchase Agreements (Cost $11,890,469) 3.0%** | | | |
| [m]Joint Repurchase Agreement, 0.134%, 8/01/11 (Maturity Value $11,890,602) | United States | 11,890,469 | $ 11,890,469 |
| Barclays Capital Inc. (Maturity Value $976,099) | | | |
| BNP Paribas Securities Corp. (Maturity Value $3,416,288) | | | |
| Credit Suisse Securities (USA) LLC (Maturity Value $2,440,308) | | | |
| Deutsche Bank Securities Inc. (Maturity Value $1,641,617) | | | |
| HSBC Securities (USA) Inc. (Maturity Value $976,100) | | | |
| Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $976,100) | | | |
| Morgan Stanley & Co. LLC (Maturity Value $976,100) | | | |
| UBS Securities LLC (Maturity Value $487,990) | | | |
| Collateralized by U.S. Government Agency Securities, 0.10% - 6.125%, 8/05/11 - 7/18/16; [n]U.S. Government Agency Discount Notes, 1/18/12; [n]U.S. Treasury Bills, 9/15/11 -1/26/12; and U.S. Treasury Notes, 0.625% - 4.875%, 7/31/11 - 1/31/16 (valued at $12,143,500) | | | |
| **Total Investments (Cost $370,933,301) 98.5%** | | | 394,922,679 |
| **Other Assets, less Liabilities 1.5%** | | | 5,964,614 |
| **Net Assets 100.0%** | | | $400,887,293 |

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]See Note 1(f) regarding investment in Alternative Strategies Ltd.

[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2011, the aggregate value of these securities was $100,700,115, representing 25.12% of net assets.

[d]See Note 8 regarding defaulted securities.

[e]Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2011, the aggregate value of these securities was $11,516,930, representing 2.87% of net assets.

[f]Redemption price at maturity is adjusted for inflation. See Note 1(h).

[g]The coupon rate shown represents the rate at period end.

[h]See Note 1(e) regarding credit-linked notes.

[i]Principal amount is stated in 1,000 Brazilian Real Units.

[j]Principal amount is stated in 100 Mexican Peso Units.

[k]Non-income producing.

[m]See Note 1(c) regarding joint repurchase agreement.

[n]The security is traded on a discount basis with no stated coupon rate.

16 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

# Franklin Global Trust

## Financial Statements

### Statement of Assets and Liabilities

July 31, 2011

| | Franklin Templeton Emerging Market Debt Opportunities Fund |
|---|---|
| Assets: | |
| Investments in securities: | |
| Cost - Unaffiliated issuers | $319,145,856 |
| Cost - Sweep Money Fund (Note 7) | 39,896,976 |
| Cost - Repurchase agreements | 11,890,469 |
| Total cost of investments | $370,933,301 |
| Value - Unaffiliated issuers | $343,135,234 |
| Value - Sweep Money Fund (Note 7) | 39,896,976 |
| Value - Repurchase agreements | 11,890,469 |
| Total value of investments | 394,922,679 |
| Foreign currency, at value (cost $2,161,346) | 2,170,496 |
| Receivables: | |
| Capital shares sold | 208,256 |
| Interest | 4,452,527 |
| Cash due from brokers | 620,000 |
| Unrealized appreciation on forward exchange contracts | 68,159 |
| Other assets | 68 |
| Total assets | 402,442,185 |
| Liabilities: | |
| Payables: | |
| Capital shares redeemed | 406,632 |
| Affiliates | 300,454 |
| Allocator Funds (Note 11) | 752 |
| Unrealized depreciation on forward exchange contracts | 758,305 |
| Accrued expenses and other liabilities | 88,749 |
| Total liabilities | 1,554,892 |
| Net assets, at value | $400,887,293 |
| Net assets consist of: | |
| Paid-in capital | $365,306,405 |
| Undistributed net investment income | 8,596,563 |
| Net unrealized appreciation (depreciation) | 23,319,798 |
| Accumulated net realized gain (loss) | 3,664,527 |
| Net assets, at value | $400,887,293 |
| Shares outstanding | 31,319,718 |
| Net asset value and maximum offering price per share | $12.80 |

18 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Global Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin Templeton Emerging Market Debt Opportunities Fund	
	Year Ended July 31,	
	2011	2010
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 16,140,180	$ 8,671,247
Net realized gain (loss) from investments and foreign currency transactions	(2,528,005)	6,949,791
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	17,975,666	10,236,428
Net increase (decrease) in net assets resulting from operations	31,587,841	25,857,466
Distributions to shareholders from:		
Net investment income	(8,898,177)	(4,110,240)
Net realized gains	(2,680,282)	—
Total distributions to shareholders	(11,578,459)	(4,110,240)
Capital share transactions (Note 2)	208,019,516	54,809,811
Net increase (decrease) in net assets	228,028,898	76,557,037
Net assets:		
Beginning of year	172,858,395	96,301,358
End of year	$400,887,293	$172,858,395
Undistributed net investment income included in net assets:		
End of year	$ 8,596,563	$ 9,303,266

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

Franklin Templeton Emerging Market Debt Opportunities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Annual Report | 21

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange

22 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 29, 2011.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in

Annual Report | 23

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Investment in Alternative Strategies Ltd.

The Fund invests in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. At July 31, 2011, all Subsidiary investments as well as any payables or receivables are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended July 31, 2011, have been included in the Fund’s Statement of Operations.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. However, final federal income

24 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Income Taxes (continued)

tax status and accruals for the Fund may be revised after the distribution date. Once the Fund becomes aware of a change, it may be required to update or amend its federal income tax or excise tax returns for the periods affected and may incur federal income or excise tax. During the year ended July 31, 2011, the Fund incurred an excise tax of $49,347, as noted in the Statement of Operations.

The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of July 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

Annual Report | 25

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Investment Management based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, FT Institutional, an affiliate of Investment Management, provides subadvisory services to the Fund and receives from Investment Management fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Transfer Agent Fees

For the year ended July 31, 2011, the Fund paid transfer agent fees of $17,242, of which $15,240 was retained by Investor Services.

d. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2011.

The Fund incurred excise taxes which FT Services voluntarily agreed to reimburse as noted in the Statement of Operations.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2011, there were no credits earned.

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

5. INCOME TAXES

The tax character of distributions paid during the years ended July 31, 2011 and 2010, was as follows:

At July 31, 2011, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles, and commodity-based derivatives.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2011, aggregated $240,291,084 and $77,286,460, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

28 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

8. CREDIT RISK AND DEFAULTED SECURITIES

At July 31, 2011, the Fund had 60.03% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31, 2011, the aggregate value of these securities was $8,011,884, representing 2.00% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At July 31, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

Annual Report | 29

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the year ended July 31, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the year ended July 31, 2011, the average month end market value of derivatives represented 0.66% of average month end net assets. The average month end number of open derivative contracts for the year was seven.

See Note 1(d) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Investment Management. For the year ended July 31, 2011, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At July 31, 2011, 12.63% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

30 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

12. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2011, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Annual Report | 31

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

13. FAIR VALUE MEASUREMENTS (continued)

At July 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Annual Report | 33

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

Franklin Templeton Emerging Market Debt Opportunities Fund

To the Board of Trustees and Shareholders of

The Franklin Templeton Emerging Market Debt Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Templeton Emerging Market Debt Opportunities Fund (the “Fund”) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 23, 2011

34 | Annual Report

Franklin Global Trust

Tax Designation (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $2,340,007 as a long term capital gain dividend for the fiscal year ended July 31, 2011.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $340,275 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended July 31, 2011.

Annual Report | 35

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **Frank A. Olson (1932)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2005 | 131 | Hess Corporation (exploration and refining of oil and gas). |
| **Principal Occupation During Past 5 Years:**<br>Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines). | | | | |
| **Larry D. Thompson (1945)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 139 | Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization). |
| **Principal Occupation During Past 5 Years:**<br>John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003). | | | | |
| **John B. Wilson (1959)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Lead Independent Trustee | Trustee since 2006 and Lead Independent Trustee since 2008 | 107 | None |
| **Principal Occupation During Past 5 Years:**<br>President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990). | | | | |

## Interested Board Members and Officers

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| ****Charles B. Johnson (1933)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee and Chairman of the Board | Since 2000 | 131 | None |
| **Principal Occupation During Past 5 Years:**<br>Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments. | | | | |
| ****Gregory E. Johnson (1961)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Trustee | Since 2007 | 89 | None |
| **Principal Occupation During Past 5 Years:**<br>Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments. | | | | |

Annual Report | 37

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **James M. Davis (1952)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Chief Compliance Officer and Vice President – AML Compliance | Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director, Global Compliance, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Laura F. Fergerson (1962)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Chief Executive Officer – Finance and Administration | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003). | | | | |
| **Gaston Gardey (1967)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Treasurer, Chief Financial Officer and Chief Accounting Officer | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director, Fund Accounting, Franklin Templeton Investments and officer of 27 of the investment companies in Franklin Templeton Investments. | | | | |
| **Aliya S. Gordon (1973)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004). | | | | |
| **David P. Goss (1947)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2000 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments. | | | | |

38 | Annual Report

| Name, Year of Birth and Address | Position | Length of Time Served | Number of Portfolios in Fund Complex Overseen by Board Member* | Other Directorships Held |
|---|---|---|---|---|
| **Steven J. Gray (1955)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Edward B. Jamieson (1948)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | President and Chief Executive Officer – Investment Management | Since 2010 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments. | | | | |
| **Christopher J. Molumphy (1962)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President | Since 2000 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments. | | | | |
| **Robert C. Rosselot (1960)**<br>300 S.E. 2nd Street<br>Fort Lauderdale, FL 33301-1923 | Vice President | Since 2009 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |
| **Karen L. Skidmore (1952)**<br>One Franklin Parkway<br>San Mateo, CA 94403-1906 | Vice President and Secretary | Since 2006 | Not Applicable | Not Applicable |
| **Principal Occupation During Past 5 Years:**<br>Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments. | | | | |

Annual Report | 39

40 | Annual Report

Franklin Global Trust

Shareholder Information

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust including Franklin Templeton Emerging Market Debt Opportunities Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

Annual Report | 41

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2010, and for additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional emerging markets debt funds as selected by Lipper. The Fund had been in operation for only four

42 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

full years at the date of the Lipper report, which showed the total return of its only share class to be in the second-highest quintile of the Lipper performance universe for 2010, the highest quintile of the performance universe for 2009, the lowest quintile of such performance universe for 2008, and in the highest quintile of such universe for 2007. The Board expressed its general satisfaction with its comparative performance as set forth in the Lipper report, noting that the Fund’s total return was in the highest or most favorable quintile of its performance universe for its four years of operation on an annualized basis.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual management fee rate for the Fund was the highest within its Lipper expense group, and its actual total expense ratio was in the second-highest quintile of such expense group. The Board found the expenses of such Fund to be acceptable, noting that they were being subsidized by management and that its actual total expense ratio was less than eight basis points higher than the median of its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm

Annual Report | 43

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund, based on its small asset size at December 31, 2010.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

44 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 45

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FRANKLIN TEMPLETON
INSTITUTIONAL

Annual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Investment Manager
Franklin Templeton Investment Management Limited

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

699 A 09/11

Item 2.

Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $173,484 for the fiscal year ended July 31, 2011 and $165,129 for the fiscal year ended July 31, 2010.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $85,000 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and the application of the local country tax laws to investments made by various Franklin Templeton funds.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $267 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were 144,533 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)	(2) None of the services provided to the registrant described in paragraphs
(b)	-(d) of Item 4 were approved by the audit committee pursuant to paragraph

(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $229,800 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls And Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 27, 2011